Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments
Non-current assets	€ 102,937	€ 93,292
Total assets	146,939	142,606	€ 100,686
Non-current liabilities	53,269	51,041
Total liabilities	91,291	88,962	48,103
Net equity	55,648	53,644	55,230	€ 44,519
Book value of the investment	14,150	12,630	12,092
Revenues and other income	91,214	94,816	133,687
Operating profit (loss)	5,238	8,257	17,510
Finance income (expense)	(599)	(473)	(925)
Income (expense) from investments	1,850	2,444	5,464
Profit (loss) before income taxes	6,489	10,228	22,049
Income taxes	(3,725)	(5,368)	(8,088)
Profit	2,764	4,860	13,961
Other comprehensive income (loss)	2,415	(1,551)	1,757
Total other comprehensive income (loss)	5,179	3,309	15,718
Profit (loss) attributable to Eni	2,624	4,771	€ 13,887
Azule Energy Holdings Ltd
Disclosure of detailed information about investments
Current assets	3,181	3,554
- of which cash and cash equivalent	549	546
Non-current assets	20,542	19,976
Total assets	23,723	23,530
Current liabilities	3,505	2,360
- of which current financial liabilities	1,182
Non-current liabilities	9,796	11,670
- of which non-current financial liabilities	3,297	4,239
Total liabilities	13,301	14,030
Net equity	€ 10,422	€ 9,500
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 5,211	€ 4,750
Revenues and other income	4,961	5,125
Operating expense	(1,261)	(814)
Depreciation, amortization and impairments	(1,479)	(2,560)
Operating profit (loss)	2,221	1,751
Finance income (expense)	(474)	(373)
Income (expense) from investments	208	332
Profit (loss) before income taxes	1,955	1,710
Income taxes	(751)	(404)
Profit	1,204	1,306
Other comprehensive income (loss)	572	(295)
Total other comprehensive income (loss)	1,776	1,011
Profit (loss) attributable to Eni	602	653
Dividends received from the joint venture	427	829
St. Bernard Renewables Llc
Disclosure of detailed information about investments
Current assets	313	317
- of which cash and cash equivalent	72	65
Non-current assets	1,615	1,594
Total assets	1,928	1,911
Current liabilities	99	134
Non-current liabilities	217	119
- of which non-current financial liabilities	215	119
Total liabilities	316	253
Net equity	€ 1,612	€ 1,658
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 806	€ 829
Revenues and other income	1,220	591
Operating expense	(1,134)	(598)
Other operating profit (loss)	(93)	(45)
Depreciation, amortization and impairments	(72)	(28)
Operating profit (loss)	(79)	(80)
Finance income (expense)	(11)	(4)
Profit (loss) before income taxes	(90)	(84)
Profit	(90)	(84)
Other comprehensive income (loss)	99	(22)
Total other comprehensive income (loss)	9	(106)
Profit (loss) attributable to Eni	45	(42)
E&E Algeria Touat BV
Disclosure of detailed information about investments
Current assets	130
- of which cash and cash equivalent	55
Non-current assets	1,497
Total assets	1,627
Current liabilities	54
Non-current liabilities	376
Total liabilities	430
Net equity	€ 1,197
Eni's % of the investment	54.00%
Book value of the investment	€ 646
Revenues and other income	290
Operating expense	(98)
Depreciation, amortization and impairments	(105)
Operating profit (loss)	87
Profit (loss) before income taxes	87
Income taxes	(13)
Profit	74
Other comprehensive income (loss)	72
Total other comprehensive income (loss)	146
Profit (loss) attributable to Eni	40
Saipem SpA
Disclosure of detailed information about investments
Current assets	9,675	8,104
- of which cash and cash equivalent	2,158	2,136
Non-current assets	4,844	4,737
Total assets	14,519	12,841
Current liabilities	8,564	6,857
- of which current financial liabilities	796	97
Non-current liabilities	3,431	3,588
- of which non-current financial liabilities	2,220	2,599
Total liabilities	11,995	10,445
Net equity	€ 2,524	€ 2,396
Eni's % of the investment	21.61%	31.20%
Book value of the investment	€ 528	€ 722
Revenues and other income	14,552	11,898
Operating expense	(13,224)	(10,967)
Other operating profit (loss)	1	(5)
Depreciation, amortization and impairments	(723)	(489)
Operating profit (loss)	606	437
Finance income (expense)	(85)	(167)
Income (expense) from investments	(25)	60
Profit (loss) before income taxes	496	330
Income taxes	(190)	(145)
Profit	306	185
Other comprehensive income (loss)	(124)	59
Total other comprehensive income (loss)	182	244
Profit (loss) attributable to Eni	75	56
SeaCorridor Srl
Disclosure of detailed information about investments
Current assets	134	165
- of which cash and cash equivalent	89	104
Non-current assets	975	964
Total assets	1,109	1,129
Current liabilities	126	55
Non-current liabilities	15	16
- of which non-current financial liabilities	1	1
Total liabilities	141	71
Net equity	€ 968	€ 1,058
Eni's % of the investment	50.10%	50.10%
Book value of the investment	€ 485	€ 530
Revenues and other income	332	456
Operating expense	(45)	(42)
Depreciation, amortization and impairments	(44)	(43)
Operating profit (loss)	243	371
Finance income (expense)	6	(3)
Income (expense) from investments	29	33
Profit (loss) before income taxes	278	401
Income taxes	(189)	(303)
Profit	89	98
Other comprehensive income (loss)	11	(8)
Total other comprehensive income (loss)	100	90
Profit (loss) attributable to Eni	45	49
Dividends received from the joint venture	€ 95	95
2023 Sol IX Llc
Disclosure of detailed information about investments
Eni's % of the investment	73.59%
Profit	€ 1
Other comprehensive income (loss)	8
Total other comprehensive income (loss)	€ 9
GreenIT SpA
Disclosure of detailed information about investments
Eni's % of the investment	51.00%
Profit	€ 4
Other comprehensive income (loss)	(2)
Total other comprehensive income (loss)	€ 2
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Eni's % of the investment	35.71%
Profit	€ 47	131
Other comprehensive income (loss)	64	(35)
Total other comprehensive income (loss)	€ 111	96
Cardon IV SA
Disclosure of detailed information about investments
Eni's % of the investment	50.00%
Profit	€ (18)	(28)
Other comprehensive income (loss)	47	(30)
Total other comprehensive income (loss)	€ 29	(58)
Vårgrønn AS
Disclosure of detailed information about investments
Eni's % of the investment	65.00%
Profit	€ (57)	(77)
Other comprehensive income (loss)	26	(39)
Total other comprehensive income (loss)	€ (31)	€ (116)